Expense Example - Carillon Scout Small Cap Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 591
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,850
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,275
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,952
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,274
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,511